SCHEDULE OF REVENUE AND COST OF REVENUE (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
Accounting Policies [Abstract]
Revenue	$ 1,699,220	$ 2,147,134	$ 1,013,482	$ 1,290,951
Cost of revenue	(1,044,769)	(1,320,170)	(884,883)	(1,025,516)
Gross profit	$ 654,451	$ 826,964	$ 128,599	$ 265,435
Gross profit margin	38.50%	38.50%	12.70%	20.60%